Condensed Statements of Convertible Preferred Stock and Shareholders (Deficit) Equity - USD ($) $ in Thousands	Total	Convertible Preferred Stock	Common Stock	Additional Paid In Capital	Accumulated Other Comprehensive (Loss) Gain	Accumulated Deficit
Beginning Balance at Dec. 31, 2016	$ (189,734)		$ 1	$ 17,559	$ (82)	$ (207,212)
Beginning Balance, Shares at Dec. 31, 2016			12,154,046
Convertible preferred stock, Beginning Balance at Dec. 31, 2016		$ 511,823
Convertible preferred stock, Beginning Balance, Shares at Dec. 31, 2016		87,797,854
Adjustments to accumulated deficit for adoption of guidance in new accounting principle	485					485
Issuance of Series F-1 convertible preferred stock for cash, net of issuance costs		$ 49,827
Issuance of Series F-1 convertible preferred stock for cash, net of issuance costs, Shares		4,686,649
Vested Series E-1 convertible preferred stock option forfeitures	644			398		246
Vested Series E-1 convertible preferred stock option forfeitures		$ (644)
Issuance of common stock for cash upon exercise of stock options	95			95
Series E-1 convertible preferred stock option share-based compensation	89			89
Issuance of common stock for cash upon exercise of stock options, Shares			54,685
Adjustment to redemption value for vested Series E-1 convertible preferred stock options	89			89
Adjustment to redemption value for vested Series E-1 convertible preferred stock options		89
Issuance of Series E-1 convertible preferred stock for cash upon exercise of Series E-1 convertible preferred stock options at fair value		$ 127
Issuance of Series E-1 convertible preferred stock for cash upon exercise of Series E-1 convertible preferred stock options at fair value, Shares		171,526
Change in redemption value for vested Series E-1 convertible preferred stock options	(111)					(111)
Change in redemption value for vested Series E-1 convertible preferred stock options		$ 111
Common stock option share-based compensation	6,920			6,920
Other comprehensive income	(84)				(84)
Net loss	(42,831)					(42,831)
Ending Balance at Dec. 31, 2017	(224,616)		$ 1	24,972	(166)	(249,423)
Ending Balance, Shares at Dec. 31, 2017			12,208,731
Convertible preferred stock, Ending Balance at Dec. 31, 2017	$ 561,333	$ 561,333
Convertible preferred stock, Ending Balance, Shares at Dec. 31, 2017	92,656,029	92,656,029
Adjustments to accumulated deficit for adoption of guidance in new accounting principle				140		(140)
Vested Series E-1 convertible preferred stock option forfeitures	$ 767			476		291
Vested Series E-1 convertible preferred stock option forfeitures		$ 767
Issuance of common stock for cash upon exercise of stock options	885			885
Series E-1 convertible preferred stock option share-based compensation	3			3
Issuance of common stock for cash upon exercise of stock options, Shares			512,696
Adjustment to redemption value for vested Series E-1 convertible preferred stock options	(3)			(3)
Adjustment to redemption value for vested Series E-1 convertible preferred stock options		3
Issuance of Series E-1 convertible preferred stock for cash upon exercise of Series E-1 convertible preferred stock options at fair value		$ 100
Issuance of Series E-1 convertible preferred stock for cash upon exercise of Series E-1 convertible preferred stock options at fair value, Shares		134,065
Change in redemption value for vested Series E-1 convertible preferred stock options	(2)					(2)
Change in redemption value for vested Series E-1 convertible preferred stock options		$ 2
Common stock option share-based compensation	8,100			8,100
Other comprehensive income	(35)				(35)
Net loss	(33,176)					(33,176)
Ending Balance at Sep. 30, 2018	(248,077)		$ 1	34,573	(201)	(282,450)
Ending Balance, Shares at Sep. 30, 2018			12,721,427
Convertible preferred stock, Ending Balance at Sep. 30, 2018		$ 560,671
Convertible preferred stock, Ending Balance, Shares at Sep. 30, 2018		92,790,094
Beginning Balance at Dec. 31, 2017	(224,616)		$ 1	24,972	(166)	(249,423)
Beginning Balance, Shares at Dec. 31, 2017			12,208,731
Convertible preferred stock, Beginning Balance at Dec. 31, 2017	$ 561,333	$ 561,333
Convertible preferred stock, Beginning Balance, Shares at Dec. 31, 2017	92,656,029	92,656,029
Adjustments to accumulated deficit for adoption of guidance in new accounting principle				140		(140)
Vested Series E-1 convertible preferred stock option forfeitures	$ 767			476		291
Vested Series E-1 convertible preferred stock option forfeitures		$ (767)
Issuance of common stock for cash upon exercise of stock options	1,168			1,168
Series E-1 convertible preferred stock option share-based compensation	3			3
Issuance of common stock for cash upon exercise of stock options, Shares			632,805
Adjustment to redemption value for vested Series E-1 convertible preferred stock options	3			3
Adjustment to redemption value for vested Series E-1 convertible preferred stock options		(3)
Issuance of Series E-1 convertible preferred stock for cash upon exercise of Series E-1 convertible preferred stock options at fair value		$ 100
Issuance of Series E-1 convertible preferred stock for cash upon exercise of Series E-1 convertible preferred stock options at fair value, Shares		134,065
Change in redemption value for vested Series E-1 convertible preferred stock options	(189)					(189)
Change in redemption value for vested Series E-1 convertible preferred stock options		$ 189
Common stock option share-based compensation	11,146			11,146
Other comprehensive income	59				59
Net loss	(46,447)					(46,447)
Ending Balance at Dec. 31, 2018	(258,112)	560,858	$ 1	37,902	(107)	(295,908)
Ending Balance, Shares at Dec. 31, 2018			12,841,536
Convertible preferred stock, Ending Balance at Dec. 31, 2018	$ 560,858	$ 560,858
Convertible preferred stock, Ending Balance, Shares at Dec. 31, 2018	92,790,094	92,790,094
Beginning Balance at Jun. 30, 2018	$ (242,435)		$ 1	31,958	(240)	(274,154)
Beginning Balance, Shares at Jun. 30, 2018			12,546,844
Convertible preferred stock, Beginning Balance at Jun. 30, 2018		$ 560,667
Convertible preferred stock, Beginning Balance, Shares at Jun. 30, 2018		92,790,094
Issuance of common stock for cash upon exercise of stock options	62			62
Issuance of common stock for cash upon exercise of stock options, Shares			174,583
Change in redemption value for vested Series E-1 convertible preferred stock options	(4)					(4)
Change in redemption value for vested Series E-1 convertible preferred stock options		$ 4
Common stock option share-based compensation	2,553			2,553
Other comprehensive income	39				39
Net loss	(8,292)					(8,292)
Ending Balance at Sep. 30, 2018	(248,077)		$ 1	34,573	(201)	(282,450)
Ending Balance, Shares at Sep. 30, 2018			12,721,427
Convertible preferred stock, Ending Balance at Sep. 30, 2018		$ 560,671
Convertible preferred stock, Ending Balance, Shares at Sep. 30, 2018		92,790,094
Beginning Balance at Dec. 31, 2018	(258,112)	$ 560,858	$ 1	37,902	(107)	(295,908)
Beginning Balance, Shares at Dec. 31, 2018			12,841,536
Convertible preferred stock, Beginning Balance at Dec. 31, 2018	$ 560,858	$ 560,858
Convertible preferred stock, Beginning Balance, Shares at Dec. 31, 2018	92,790,094	92,790,094
Proceeds from initial public offering, net of underwriters' discounts and commissions	$ 320,850		$ 2	320,848
Proceeds from initial public offering, net of underwriters' discounts and commissions, Shares			17,250,000
Initial public offering costs	(4,986)			(4,986)
Conversion of convertible preferred stock to common stock	561,931	$ (561,931)	$ 9	561,922
Conversion of convertible preferred stock to common stock, Shares		(93,039,737)	93,039,737
Conversion of convertible preferred stock warrant to common stock warrant	2,602			2,602
Issuance of common stock upon exercise of common stock warrants	9			9
Issuance of common stock upon exercise of common stock warrants, Shares			54,792
Issuance of common stock for cash upon exercise of stock options	$ 2,198			2,198
Issuance of common stock for cash upon exercise of stock options, Shares	1,379,658		1,130,015
Issuance of Series E-1 convertible preferred stock for cash upon exercise of Series E-1 convertible preferred stock options at fair value		$ 109
Common stock option and restricted stock unit share-based compensation	$ 9,713			9,713
Issuance of Series E-1 convertible preferred stock for cash upon exercise of Series E-1 convertible preferred stock options at fair value, Shares		249,643
Change in redemption value for vested Series E-1 convertible preferred stock options	(964)					(964)
Change in redemption value for vested Series E-1 convertible preferred stock options		$ 964
Other comprehensive income	679				679
Net loss	(47,995)					(47,995)
Ending Balance at Sep. 30, 2019	$ 585,925		$ 12	930,208	572	(344,867)
Ending Balance, Shares at Sep. 30, 2019			124,316,080
Convertible preferred stock, Ending Balance at Sep. 30, 2019		$ 0
Convertible preferred stock, Ending Balance, Shares at Sep. 30, 2019	0	93,039,737
Beginning Balance at Jun. 30, 2019	$ (284,374)		$ 1	46,160	382	(330,917)
Beginning Balance, Shares at Jun. 30, 2019			13,725,381
Convertible preferred stock, Beginning Balance at Jun. 30, 2019		$ 561,931
Convertible preferred stock, Beginning Balance, Shares at Jun. 30, 2019		93,039,737
Proceeds from initial public offering, net of underwriters' discounts and commissions	320,850		$ 2	320,848
Proceeds from initial public offering, net of underwriters' discounts and commissions, Shares			17,250,000
Initial public offering costs	(4,986)			(4,986)
Conversion of convertible preferred stock to common stock	561,931	$ (561,931)	$ 9	561,922
Conversion of convertible preferred stock to common stock, Shares		(93,039,737)	93,039,737
Conversion of convertible preferred stock warrant to common stock warrant	2,602			2,602
Issuance of common stock upon exercise of common stock warrants	9			9
Issuance of common stock upon exercise of common stock warrants, Shares			54,792
Issuance of common stock for cash upon exercise of stock options	318			318
Issuance of common stock for cash upon exercise of stock options, Shares			246,170
Common stock option and restricted stock unit share-based compensation	3,335			3,335
Other comprehensive income	190				190
Net loss	(13,950)					(13,950)
Ending Balance at Sep. 30, 2019	$ 585,925		$ 12	$ 930,208	$ 572	$ (344,867)
Ending Balance, Shares at Sep. 30, 2019			124,316,080
Convertible preferred stock, Ending Balance at Sep. 30, 2019		$ 0
Convertible preferred stock, Ending Balance, Shares at Sep. 30, 2019	0	93,039,737